UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 Chartwell Funds
                                  P.O. Box 446
                               Portland, ME 04112
                     (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 610-296-1400
                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
                         CHARTWELL LARGE CAP VALUE FUND

                         CHARTWELL SMALL CAP VALUE FUND

                            [CHARTWELL LOGO OMITTED]

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 2003

--------------------------------------------------------------------------------

                         THE ADVISORS' INNER CIRCLE FUND




                This information must be preceded or accompanied
                             by a current prospectus

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2003                                                       (Unaudited)

SHARES     CHARTWELL LARGE CAP VALUE FUND                               VALUE
--------------------------------------------------------------------------------
           COMMON STOCK (96.85%)
           AIRCRAFT (4.90%)
    6,700  Boeing ...............................................   $   182,776
    7,985  Honeywell International ..............................       188,446
    6,660  Northrop Grumman .....................................       585,747
                                                                    -----------
                                                                        956,969
                                                                    -----------
           AUTOPARTS (2.01%)
   46,635  Delphi ...............................................       391,734
                                                                    -----------
           BANKS (23.01%)
    7,355  Bank of America ......................................       544,638
   14,900  Charter One Financial ................................       432,845
   22,558  Citigroup ............................................       885,401
    7,585  Mellon Financial .....................................       200,623
   25,990  US Bancorp ...........................................       575,678
   11,575  Wachovia .............................................       442,281
    9,865  Washington Mutual ....................................       389,668
   16,204  Wells Fargo ..........................................       782,005
    4,940  Zions Bancorporation .................................       243,394
                                                                    -----------
                                                                      4,496,533
                                                                    -----------
           CHEMICALS (1.81%)
    8,230  Air Products & Chemicals .............................       354,466
                                                                    -----------
           COMMERCIAL SERVICES (0.53%)
    6,485  Accenture Limited, Cl A* .............................       103,889
                                                                    -----------
           COMMUNICATIONS (2.32%)
   19,417  SBC Communications ...................................       453,581
                                                                    -----------
           COMPUTERS & SERVICES (6.96%)
   21,465  Flextronics International* ...........................       187,819
   23,680  Hewlett-Packard ......................................       385,984
    9,275  International Business Machines ......................       787,448
                                                                    -----------
                                                                      1,361,251
                                                                    -----------
           ELECTRICAL SERVICES (2.45%)
    3,700  Emerson Electric .....................................       187,590
    6,990  Progress Energy ......................................       292,042
                                                                    -----------
                                                                        479,632
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2003                                                       (Unaudited)

SHARES     CHARTWELL LARGE CAP VALUE FUND  (CONTINUED)                  VALUE
--------------------------------------------------------------------------------
           FINANCIAL SERVICES (2.57%)
    6,940  Fannie Mae ...........................................   $   502,387
                                                                    -----------
           FOOD, BEVERAGE & TOBACCO (3.85%)
    6,035  General Mills ........................................       272,239
   15,520  Kraft Foods ..........................................       479,568
                                                                    -----------
                                                                        751,807
                                                                    -----------
           HOUSEHOLD PRODUCTS (9.09%)
   13,150  General Electric .....................................       387,267
   29,010  Masco ................................................       611,241
    8,400  Maytag ...............................................       175,056
   19,795  Newell Rubbermaid ....................................       603,352
                                                                    -----------
                                                                      1,776,916
                                                                    -----------
           INSURANCE (10.20%)
   14,042  Ace Limited ..........................................       464,509
    9,402  Hartford Financial Services Group ....................       383,226
   10,590  Lincoln National .....................................       338,456
    8,765  Marsh & McLennan .....................................       417,915
    4,725  Xl Capital Ltd, Cl A .................................       388,868
                                                                    -----------
                                                                      1,992,974
                                                                    -----------
           MEDICAL PRODUCTS & SERVICES (2.21%)
   18,800  Baxter International .................................       432,400
                                                                    -----------
           METALS (1.23%)
   10,505  Alcoa ................................................       240,880
                                                                    -----------
           MISCELLANEOUS INDUSTRIAL (1.50%)
    7,200  Parker Hannifin ......................................       292,896
                                                                    -----------
           OFFICE FURNITURE & FIXTURES (2.96%)
   16,500  Pitney Bowes .........................................       579,315
                                                                    -----------
           PAPER & PAPER PRODUCTS (2.75%)
   10,785  Kimberly-Clark .......................................       536,769
                                                                    -----------
           PETROLEUM REFINING (7.41%)
    9,375  ConocoPhillips .......................................       471,562
   19,395  Exxon Mobil ..........................................       682,704
    7,020  Schlumberger .........................................       294,349
                                                                    -----------
                                                                      1,448,615
                                                                    -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2003                                                       (Unaudited)

SHARES     CHARTWELL LARGE CAP VALUE FUND  (CONCLUDED)                  VALUE
--------------------------------------------------------------------------------
           PHARMACEUTICALS (4.32%)
    9,770  Abbott Laboratories ..................................   $   396,955
   14,555  Pfizer ...............................................       447,566
                                                                    -----------
                                                                        844,521
                                                                    -----------
           RETAIL (2.87%)
   38,560  Limited ..............................................       560,662
                                                                    -----------
           SECURITIES BROKERAGE/DEALERS (1.90%)
    8,316  Morgan Stanley .......................................       372,141
                                                                    -----------
           TOTAL COMMON STOCK
              (Cost $18,672,216) ................................    18,930,338
                                                                    -----------
           CASH EQUIVALENT (3.49%)
  682,406  SEI Daily Income Trust, Money Market Fund
              (Cost $682,406) ...................................       682,406
                                                                    -----------
           TOTAL INVESTMENTS (100.34%)
              (Cost $19,354,622) ................................   $19,612,744
                                                                    -----------

Percentages based on total net assets of $19,545,838.
* Non-income producing security
Cl -- Class


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2003                                                       (Unaudited)

SHARES     CHARTWELL SMALL CAP VALUE FUND                               VALUE
--------------------------------------------------------------------------------
           COMMON STOCK (97.07%)
           AEROSPACE & DEFENSE (1.45%)
   16,520  Herley Industries* ...................................   $   266,980
                                                                    -----------
           APPAREL MANUFACTURING (1.45%)
    9,800  G&K Services, Cl A ...................................       267,834
                                                                    -----------
           AUTOPARTS (1.68%)
    2,190  BorgWarner ...........................................       128,487
    4,600  Superior Industries International ....................       181,976
                                                                    -----------
                                                                        310,463
                                                                    -----------
           BANKS (12.53%)
   11,500  Bancorpsouth .........................................       231,150
    8,060  Community First Bankshares ...........................       216,983
    8,310  Cullen/Frost Bankers .................................       272,485
   10,700  First Midwest Bancorp ................................       296,283
   12,758  Fulton Financial .....................................       254,385
    9,104  Hudson United Bancorp ................................       303,527
    8,100  Southwest Bancorp of Texas* ..........................       275,238
    6,900  Webster Financial ....................................       259,026
    4,700  Westamerica Bancorporation ...........................       202,570
                                                                    -----------
                                                                      2,311,647
                                                                    -----------
           BROADCASTING, NEWSPAPERS & ADVERTISING (1.26%)
   30,400  Spanish Broadcasting System, Cl A* ...................       233,168
                                                                    -----------
           BUILDING & CONSTRUCTION SUPPLIES (3.40%)
    8,800  Chicago Bridge & Iron NY Shares ......................       176,000
   14,900  Elk ..................................................       301,725
   10,000  Lennox International .................................       148,600
                                                                    -----------
                                                                        626,325
                                                                    -----------
           CHEMICALS (3.92%)
    9,400  Albemarle ............................................       253,800
    9,200  HB Fuller ............................................       225,676
   11,400  Nova Chemicals .......................................       243,960
                                                                    -----------
                                                                        723,436
                                                                    -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2003                                                       (Unaudited)

SHARES     CHARTWELL SMALL CAP VALUE FUND  (CONTINUED)                  VALUE
--------------------------------------------------------------------------------
           COAL MINING (1.28%)
   13,700  Consol Energy ........................................   $   235,640
                                                                    -----------
           COMMERCIAL SERVICES (2.12%)
   12,700  ABM Industries .......................................       175,895
    4,200  EMCOR Group* .........................................       214,494
                                                                    -----------
                                                                        390,389
                                                                    -----------
           COMPUTERS & SERVICES (2.70%)
   16,700  Electronics for Imaging* .............................       320,640
   34,800  Lawson Software* .....................................       176,436
                                                                    -----------
                                                                        497,076
                                                                    -----------
           ELECTRICAL SERVICES (3.39%)
   28,800  El Paso Electric* ....................................       326,592
   12,600  PNM Resources ........................................       279,594
    1,800  Rayovac* .............................................        18,720
                                                                    -----------
                                                                        624,906
                                                                    -----------
           ENTERTAINMENT (1.00%)
    7,600  Speedway Motorsports .................................       184,756
                                                                    -----------
           FINANCIAL SERVICES (0.84%)
    6,930  Financial Federal* ...................................       155,232
                                                                    -----------
           FOOD, BEVERAGE & TOBACCO (2.32%)
    7,860  Corn Products International ..........................       234,857
   10,100  International Multifoods* ............................       193,415
                                                                    -----------
                                                                        428,272
                                                                    -----------
           GAS/NATURAL GAS (2.26%)
    5,000  Piedmont Natural Gas .................................       186,800
    9,900  Vectren ..............................................       230,175
                                                                    -----------
                                                                        416,975
                                                                    -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2003                                                       (Unaudited)

SHARES     CHARTWELL SMALL CAP VALUE FUND  (CONTINUED)                  VALUE
--------------------------------------------------------------------------------
           INSURANCE (8.01%)
    7,000  AmerUs Group .........................................   $   183,330
    6,400  IPC Holdings Limited .................................       219,840
   10,100  Ohio Casualty* .......................................       126,502
    6,400  Philadelphia Consolidated Holding* ...................       249,664
   10,400  Platinum Underwriters Holdings .......................       275,080
    8,900  Selective Insurance Group ............................       223,301
    3,700  Stancorp Financial Group .............................       198,690
                                                                    -----------
                                                                      1,476,407
                                                                    -----------
           MACHINERY (7.00%)
   12,400  Albany International, Cl A ...........................       294,376
   14,920  Gardner Denver* ......................................       295,864
   17,600  Kadant* ..............................................       286,000
   10,310  Kaydon ...............................................       229,913
   10,750  Regal-Beloit .........................................       184,362
                                                                    -----------
                                                                      1,290,515
                                                                    -----------
           MEDICAL PRODUCTS & SERVICES (4.40%)
    6,500  Diagnostic Products ..................................       256,750
    4,900  RehabCare Group* .....................................        85,652
    7,940  Renal Care Group* ....................................       257,256
   15,100  Sola International* ..................................       211,551
                                                                    -----------
                                                                        811,209
                                                                    -----------
           METALS (1.26%)
    2,740  Aptargroup ...........................................        94,311
   25,900  Crown Holdings* ......................................       137,270
                                                                    -----------
                                                                        231,581
                                                                    -----------
           PAPER & PAPER PRODUCTS (3.29%)
   26,169  Glatfelter ...........................................       299,635
   16,300  Packaging Corporation of America* ....................       306,603
                                                                    -----------
                                                                        606,238
                                                                    -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2003                                                       (Unaudited)

SHARES     CHARTWELL SMALL CAP VALUE FUND  (CONTINUED)                  VALUE
--------------------------------------------------------------------------------
           PETROLEUM & FUEL PRODUCTS (4.55%)
    6,600  Atwood Oceanics* .....................................   $   171,930
   12,750  Furniture Brands International* ......................       302,813
    9,100  Helmerich & Payne ....................................       234,143
    6,170  Lone Star Technologies* ..............................       130,989
                                                                    -----------
                                                                        839,875
                                                                    -----------
           REAL ESTATE INVESTMENT TRUSTS (9.03%)
    5,320  Alexandria Real Estate Equities ......................       225,036
    9,500  Glimcher Realty Trust ................................       196,270
    6,720  Home Properties of New York ..........................       233,386
    8,043  Macerich .............................................       265,419
    6,950  PS Business Parks ....................................       216,214
    7,950  SL Green Realty ......................................       256,229
    1,700  Universal Health Realty Income .......................        44,455
   17,600  Ventas ...............................................       228,800
                                                                    -----------
                                                                      1,665,809
                                                                    -----------
           RETAIL (6.99%)
    4,100  AnnTaylor Stores* ....................................        97,006
   21,500  CSK Auto* ............................................       220,375
   14,000  Genesco* .............................................       210,000
    9,200  Linens `N Things* ....................................       194,948
    4,400  Rare Hospitality International* ......................       128,172
    8,700  Ruby Tuesday .........................................       171,390
   14,500  Wolverine World Wide .................................       267,380
                                                                    -----------
                                                                      1,289,271
                                                                    -----------
           SEMI-CONDUCTORS/INSTRUMENTS (5.87%)
   27,700  Cypress Semiconductor* ...............................       241,544
    9,100  Dupont Photomasks* ...................................       169,169
   18,800  Fairchild Semiconductor International, Cl A* .........       223,156
    8,600  Integrated Device Technology* ........................        88,838
    8,100  Methode Electronics, Cl A ............................        85,050
   15,400  Park Electrochemical .................................       274,736
                                                                    -----------
                                                                      1,082,493
                                                                    -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2003                                                       (Unaudited)

SHARES     CHARTWELL SMALL CAP VALUE FUND  (CONCLUDED)                  VALUE
--------------------------------------------------------------------------------
           TRUCKING (3.29%)
    6,200  JB Hunt Transport Services* ..........................   $   214,210
    7,700  SCS Transportation* ..................................        92,246
   10,510  USFreightways ........................................       299,640
                                                                    -----------
                                                                        606,096
                                                                    -----------
           WHOLESALE (1.78%)
    7,300  Owens & Minor ........................................       135,780
    6,600  United Natural Foods* ................................       192,654
                                                                    -----------
                                                                        328,434
                                                                    -----------
           TOTAL COMMON STOCK
              (Cost $17,669,503) ................................    17,901,027
                                                                    -----------
           CASH EQUIVALENT (2.92%)
  538,644  SEI Daily Income Trust, Money Market Fund
                 (Cost $538,644) ................................       538,644
                                                                    -----------
           TOTAL INVESTMENTS (99.99%)
              (Cost $18,208,147) ................................   $18,439,671
                                                                    -----------
Percentages based on total net assets of $18,441,029.
* Non-income producing security
Cl -- Class


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES             THE ADVISORS' INNER CIRCLE FUND
For the Period Ended April 30, 2003                                  (Unaudited)

                                                 CHARTWELL          CHARTWELL
                                              LARGE CAP VALUE    SMALL CAP VALUE
                                                   FUND               FUND
--------------------------------------------------------------------------------
Assets:
   Investments in securities, at value
     (identified cost $19,354,622 and
     $18,208,147, respectively) ..............   $19,612,744        $18,439,671
   Receivables:
     Investment securities sold ..............       330,715            106,995
     Fund shares sold ........................            --                310
     Dividends ...............................        41,440             14,645
     Due from advisor ........................         4,773                 --
     Other assets ............................         1,117                779
                                                 -----------        -----------
   Total Assets ..............................    19,990,789         18,562,400
                                                 -----------        -----------
Liabilities:
   Payables:
     Investment securities purchased .........       400,258             91,099
     Advisory fees ...........................            --              1,946
     Administrator fees ......................         1,592              1,506
     Accrued expense payable .................        43,101             26,820
                                                 -----------        -----------
   Total Liabilities .........................       444,951            121,371
                                                 -----------        -----------
   Total Net Assets ..........................   $19,545,838        $18,441,029
                                                 ===========        ===========
Net Assets:
   Paid-in-Capital -- Advisor Class
     (unlimited authorization -- no par
     value) based on 97 and 8,972
     outstanding shares of beneficial
     interest, respectively ..................   $     1,019        $   133,947
   Paid-in-Capital -- Institutional Class
     (unlimited authorization -- no par
     value) based on 2,459,081 and
     1,524,661 outstanding shares of
     beneficial interest, respectively .......    25,630,529         20,063,302
   Undistributed net investment income .......       121,797             19,304
   Accumulated net realized loss
     on investments ..........................    (6,465,629)        (2,007,048)
   Net unrealized appreciation
     on investments ..........................       258,122            231,524
                                                 -----------        -----------
   Total Net Assets -- 100.0% ................   $19,545,838        $18,441,029
                                                 ===========        ===========
   Net Asset Value, Offering and
     Redemption Price Per Share --
     Advisor Class ...........................   $      7.92        $     12.01
                                                 ===========        ===========
   Net Asset Value, Offering and
     Redemption Price Per Share --
     Institutional Class .....................   $      7.95        $     12.02
                                                 ===========        ===========

Amounts designated as "--" are either $0 or have been rounded to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND

                                                           CHARTWELL
                                                        LARGE CAP VALUE
                                                              FUND
--------------------------------------------------------------------------------

                                                 DECEMBER 7,
                                                   2002 TO       SEPTEMBER 1,
                                               APRIL 30, 2003       2002 TO
                                                 (UNAUDITED)   DECEMBER 6, 2002*
--------------------------------------------------------------------------------
Investment Income:
   Dividend Income ...........................   $ 200,505      $   150,223
   Interest Income ...........................       1,619               --
--------------------------------------------------------------------------------
     Total Investment Income .................     202,124          150,223
--------------------------------------------------------------------------------
Expenses:
   Advisory Fees (Note 5) ....................      38,198           24,076
   Administration Fees (Note 4) ..............       4,754           17,866
   Professional Fees .........................      20,730           16,798
   Transfer Agent Fees .......................      16,503            4,497
   Printing ..................................      10,981              809
   Custody Fees ..............................       7,393            4,578
   Trustees' Fees ............................       2,257            1,884
   Registration Fees .........................       1,336            1,468
   Insurance Fees ............................          94              569
   Distribution Fees - Advisor Class .........           1                1
   Other .....................................       8,729            2,612
--------------------------------------------------------------------------------
   Total Expenses ............................     110,976           75,158
     Less: Advisory Fee Waiver ...............     (38,198)         (24,076)
       Advisory Reimbursement (Note 5) .......     (19,626)         (14,964)
--------------------------------------------------------------------------------
   Total Net Expenses ........................      53,152           36,118
--------------------------------------------------------------------------------
     Net Investment Income ...................     148,972          114,105
--------------------------------------------------------------------------------
Realized and Unrealized Gain/(Loss)
   on Investments:
   Net Realized Loss on investments ..........    (813,847)      (2,848,315)
   Net Change in Unrealized Appreciation
     on Investments ..........................     651,486        1,603,480
--------------------------------------------------------------------------------
   Net Realized and Unrealized Loss
     on Investments ..........................    (162,361)      (1,244,835)
   Net Decrease in Net Assets Resulting
     from Operations .........................   $ (13,389)     $(1,130,730)
================================================================================
  * Date of Reorganization. See Note 1 in Notes to Financial Statements. Amounts designated as "--" are either $0 or have been rounded to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND

                                                           CHARTWELL
                                                        SMALL CAP VALUE
                                                              FUND
--------------------------------------------------------------------------------
                                                 DECEMBER 7,
                                                   2002 TO       SEPTEMBER 1,
                                               APRIL 30, 2003       2002 TO
                                                 (UNAUDITED)   DECEMBER 6, 2002*
--------------------------------------------------------------------------------
Investment Income:
   Dividend Income ...........................   $ 110,720        $  59,259
   Interest Income ...........................       1,926               --
     Less: Foreign Taxes Withheld ............        (259)             (65)
--------------------------------------------------------------------------------
     Total Investment Income .................     112,387           59,194
--------------------------------------------------------------------------------
Expenses:
   Advisory Fees (Note 5) ....................      57,216           28,225
   Administration Fees (Note 4) ..............       5,572           17,590
   Transfer Agent Fees .......................      14,822            5,960
   Professional Fees .........................      13,422           17,332
   Custody Fees ..............................      10,479            3,525
   Printing ..................................       7,666            1,078
   Registration Fees .........................       1,820              323
   Trustees' Fees ............................       1,668            1,428
   Insurance Fees ............................          63              345
   Distribution Fees - Advisor Class .........          63               64
   Other .....................................       8,412            1,171
--------------------------------------------------------------------------------
   Total Expenses ............................     121,203           77,041
     Less: Advisory Fee Waiver (Note 5) ......     (43,862)         (28,225)
       Advisory Reimbursement ................          --           (9,942)
--------------------------------------------------------------------------------
   Total Net Expenses ........................      77,341           38,874
--------------------------------------------------------------------------------
     Net Investment Income ...................      35,046           20,320
--------------------------------------------------------------------------------
Realized and Unrealized Gain/(Loss)
   on Investments:
   Net Realized Loss on investments ..........  (1,119,483)        (786,815)
   Net Change in Unrealized Appreciation
     on Investments ..........................     510,621          603,242
--------------------------------------------------------------------------------
   Net Realized and Unrealized Loss
     on Investments ..........................    (608,862)        (183,573)
   Net Decrease in Net Assets Resulting
     from Operations .........................   $(573,816)       $(163,253)
================================================================================
  * Date of Reorganization. See Note 1 in Notes to Financial Statements. Amounts designated as "--" are either $0 or have been rounded to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND

                                           CHARTWELL LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
                                         DECEMBER 7,
                                           2002 TO    SEPTEMBER 1,      YEAR
                                          APRIL 30,      2002 TO        ENDED
                                            2003       DECEMBER 6,    AUGUST 31,
                                         (UNAUDITED)      2002*         2002
--------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income ..............  $  148,972   $   114,105   $   303,342
   Net Realized Loss on Investments ...    (813,847)   (2,848,315)   (2,660,714)
   Net Change in Unrealized
     Appreciation/(Depreciation)
     on Investments ...................     651,486     1,603,480    (1,144,964)
--------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ........     (13,389)   (1,130,730)   (3,502,336)
--------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net Investment Income:
     Advisor Class ....................         (19)           --            --
     Institutional Class ..............    (444,479)           --      (229,500)
--------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ................    (444,498)           --      (229,500)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Issued
     Advisor Class** ..................          --            --         1,000
     Institutional Class*** ...........   1,169,124       255,012     5,795,166
   In Lieu of Cash Distributions
     Advisor Class** ..................          19            --            --
     Institutional Class*** ...........     427,833            --       205,050
   Redeemed
     Advisor Class** ..................          --            --            --
     Institutional Class*** ...........    (191,490)     (580,296)   (9,691,633)
--------------------------------------------------------------------------------
   Net Increase/(Decrease)
     in Net Assets
     from Capital Share
     Transactions .....................   1,405,486      (325,284)   (3,690,417)
--------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE)
       IN NET ASSETS ..................  $  947,599   $(1,456,014)  $(7,422,253)
--------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND

                                           CHARTWELL LARGE CAP VALUE FUND
                                      ------------------------------------------
                                        DECEMBER 7,
                                          2002 TO      SEPTEMBER 1,     YEAR
                                          APRIL 30,      2002 TO       ENDED
                                            2003        DECEMBER 6,  AUGUST 31,
                                         (UNAUDITED)      2002*         2002
--------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period ...............  $18,598,239   $20,054,523   $27,476,506
--------------------------------------------------------------------------------
   END OF PERIOD**** .................  $19,545,838   $18,598,239   $20,054,253
================================================================================
SHARE TRANSACTIONS:
Advisor Class Shares**:
   Issued ............................           --            --            95
   In Lieu of Cash Distributions .....            2            --            --
   Redeemed ..........................           --            --            --
--------------------------------------------------------------------------------
     Net Advisor Class Increase in
     Shares Outstanding from
     Share Transactions ..............            2            --            95
--------------------------------------------------------------------------------
Institutional Class Shares***:
   Issued ............................      158,333        32,818       625,004
   In Lieu of Cash Distributions .....       55,062            --        19,869
   Redeemed ..........................      (25,088)      (75,949)     (978,700)
--------------------------------------------------------------------------------
     Net Institutional Class Increase
     (Decrease) in Shares Outstanding
     from Share Transactions .........      188,307       (43,131)     (333,827)
================================================================================
     Net Increase (Decrease) .........      188,309       (43,131)     (333,732)
================================================================================
    *   Date of Reorganization, see Note 1 in Notes to Financial Statements.
   **   Advisor Class commenced offering on March 1, 2002.
  ***   Institutional Class commenced operations on October 1, 1999.
 **** Includes undistributed net investment income of $121,797, $417,323 and $303,218 for the periods December 7, 2002 through April 30, 2003 and September 1, 2002 through December 6, 2002 and the year ended August 31, 2002, respectively.
Amounts designated as "--" are either $0 or have been rounded to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND

                                           CHARTWELL SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
                                        DECEMBER 7,
                                          2002 TO     SEPTEMBER 1,      YEAR
                                         APRIL 30,      2002 TO         ENDED
                                           2003        DECEMBER 6,    AUGUST 31,
                                        (UNAUDITED)       2002*         2002
--------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income .............  $    35,046    $   20,320   $    25,802
   Net Realized Gain/(Loss)
     on Investments ..................   (1,119,483)     (768,815)      247,513
   Net Change in Unrealized
     Appreciation/(Depreciation)
     on Investments ..................      510,621       603,242    (1,378,424)
--------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS .......     (573,816)     (163,253)   (1,105,109)
--------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net Investment Income:
     Advisor Class ...................         (392)           --            --
     Institutional Class .............      (60,376)           --       (19,603)
   Net Realized Gain of
     Securities Transactions:
     Advisor Class ...................       (2,331)           --            --
     Institutional Class .............     (344,260)           --      (296,647)
--------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...............     (407,359)           --      (316,250)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Issued
     Advisor Class** .................       17,030        16,131       186,599
     Institutional Class*** ..........    2,800,000     3,547,069     8,706,518
   In Lieu of Cash Distributions
     Advisor Class** .................        2,724            --            --
     Institutional Class*** ..........      387,214            --       223,581
   Redeemed
     Advisor Class** .................      (17,750)       (1,150)      (69,637)
     Institutional Class*** ..........           --            --    (1,098,865)
--------------------------------------------------------------------------------
   Net Increase in Net Assets
     from Capital Share
     Transactions ....................    3,189,218     3,562,050     7,948,196
--------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS ......  $ 2,208,043    $3,398,797   $ 6,526,837
--------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND

                                           CHARTWELL SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
                                       DECEMBER 7,
                                         2002 TO      SEPTEMBER 1,     YEAR
                                        APRIL 30,       2002 TO        ENDED
                                          2003        DECEMBER 6,    AUGUST 31,
                                       (UNAUDITED)       2002*          2002
--------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period ...............  $16,232,986   $12,834,189   $ 6,307,352
--------------------------------------------------------------------------------
   END OF PERIOD**** .................  $18,441,029   $16,232,986   $12,834,189
================================================================================
SHARE TRANSACTIONS:
Advisor Class Shares**:
   Issued ............................        1,386         1,280        12,812
   In Lieu of Cash Distributions .....          224            --            --
   Redeemed ..........................       (1,555)          (93)       (5,082)
--------------------------------------------------------------------------------
     Net Advisor Class Increase in
     Shares Outstanding from
     Share Transactions ..............           55         1,187         7,730
--------------------------------------------------------------------------------
Institutional Class Shares***:
   Issued ............................      224,095       287,254       612,656
   In Lieu of Cash Distributions .....       31,861            --        16,073
   Redeemed ..........................           --            --       (82,048)
--------------------------------------------------------------------------------
     Net Institutional Class Increase
     in Shares Outstanding from
     Share Transactions ..............      255,956       287,254       546,681
--------------------------------------------------------------------------------
     Net Increase ....................      256,011       288,441       554,411
================================================================================

    *   Date of Reorganization, see Note 1 in Notes to Financial Statements.
   **   Advisor Class commenced offering on March 1, 2002.
  ***   Institutional Class commenced operations on October 1, 1999.
 **** Includes undistributed net investment income of $19,304, $45,026 and $24,706 for the periods December 7, 2002 through April 30, 2003 and September 1, 2002 through December 6, 2002 and the year ended
        August 31, 2002, respectively.
Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL LARGE CAP VALUE FUND                   THE ADVISORS' INNER CIRCLE FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  ADVISOR CLASS
                              --------------------------------------------------
                                DECEMBER 7,       SEPTEMBER 1,         MARCH 1,
                                  2002 TO            2002 TO           2002++ TO
                              APRIL 30, 2003       DECEMBER 6,        AUGUST 31,
                                (UNAUDITED)           2002*              2002
                              --------------     -------------        ----------
Net Asset Value,
   Beginning of Period ..........  $8.16             $ 8.64            $10.57
                                   -----             ------            ------
Income from
   Investment Operations:
     Net Investment Income ......   0.07               0.04              0.05
     Net Realized and Unrealized
       Loss on Investments ......  (0.11)             (0.52)            (1.98)
                                   -----             ------            ------
Total from Investment Operations   (0.04)             (0.48)            (1.93)
                                   -----             ------            ------
Less Distributions:
     Net Investment Income ......  (0.20)                --                --
                                   -----             ------            ------
Total Distributions .............  (0.20)                --                --
                                   -----             ------            ------
Net Asset Value, End of Period ..  $7.92              $8.16            $ 8.64
                                   =====             ======            ======
TOTAL RETURN+(1) ................  (0.48)%            (5.56)%          (18.26)%
                                   =====             ======            ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..................  $   1             $    1            $    1
Ratio of Expenses to
   Average Net Assets:
   Before Expense Reimbursement .   1.82%**            1.81%**           1.53%**
   After Expense Reimbursement ..   1.00%**            1.00%**           1.00%**
Ratio of Net Investment
   Income to Average Net Assets:
   After Expense Reimbursement ..   1.85%**            2.12%**           1.14%**
Portfolio Turnover Rate .........  63.05%             65.60%           190.54%

   ++ Commencement of operations for Advisor Class.
    * On December 6, 2002, the Advisors' Inner Circle Fund Chartwell Large Cap Value Fund and the Chartwell Small Cap Value Fund acquired the assets of the AST Chartwell Large Cap Value Fund and AST Chartwell Small Cap Value Fund. The operations of the Advisors' Inner Circle Funds Chartwell Large Cap Value Fund and the Chartwell Small Cap Value Fund prior to the acquisition were those of the predecessor funds, AST Chartwell Large Cap Value Fund and AST Chartwell Small Cap Value Fund. See Note 1 in Notes to the Financial Statements.
   ** Annualized.
    + Not Annualized.
  (1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund's shares. Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL LARGE CAP VALUE FUND                   THE ADVISORS' INNER CIRCLE FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           SELECTED PER SHARE DATA & RATIOS
                                                                             FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          INSTITUTIONAL CLASS
                                     -------------------------------------------------------------------------------------
                                       DECEMBER 7,      SEPTEMBER 1,            YEAR            YEAR           OCTOBER 1,
                                         2002 TO           2002 TO              ENDED           ENDED           1999* TO
                                     APRIL 30, 2003      DECEMBER 6,          AUGUST 31,       AUGUST 31,       AUGUST 31,
                                       (UNAUDITED)         2002**                2002            2001              2000
                                     --------------     ------------          ----------      ----------       -----------
Net Asset Value,
   Beginning of Period ..............    $  8.19           $ 8.67              $ 10.38         $ 10.63           $10.00
                                         -------           ------              -------         -------           ------
Income from
   Investment Operations:
Net Investment Income ...............       0.06             0.05                 0.14            0.04             0.11
Net Realized and
   Unrealized Gain (Loss)
   on Investments ...................      (0.10)           (0.53)               (1.75)          (0.23)            0.55
                                         -------           ------              -------         -------           ------
Total from Investment
   Operations .......................      (0.04)           (0.48)               (1.61)          (0.19)            0.66
                                         -------           ------              -------         -------           ------
Less Distributions:
Net Investment
   Income ...........................      (0.20)              --                (0.10)          (0.03)           (0.03)
Net Realized Gain ...................         --               --                   --           (0.03)             --
                                         -------           ------              -------         -------           ------
Total Distributions .................      (0.20)              --                (0.10)          (0.06)           (0.03)
                                         -------           ------              -------         -------           ------
Net Asset Value, End of Period ......    $  7.95           $ 8.19               $ 8.67         $ 10.38           $10.63
                                         =======           ======              =======         =======           ======
TOTAL RETURN(1) .....................      (0.48)%+         (5.54)%+            (15.65)%         (1.85)%           6.61%+
                                         =======           ======              =======         =======           ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ......................    $19,545          $18,597              $20,053         $27,477           $8,896
Ratio of Expenses to
   Average Net Assets:
Before Expense
   Reimbursement ....................       1.57%***         1.56%***             1.22%           1.18%            2.89%***
After Expense
   Reimbursement ....................       0.75%***         0.75%***             0.75%           0.75%            0.75%***
Ratio of Net Investment
   Income to Average Net Assets:
After Expense Reimbursement .........       2.10%***         2.37%***             1.40%          1.182%            1.38%***
Portfolio Turnover Rate .............      63.05%           65.60%              190.54%         173.68%          169.14%

    * Commencement of operations for Institutional Class.
   ** On December 6, 2002, the Advisors' Inner Circle Fund Chartwell Large Cap
      Value Fund and the Chartwell Small Cap Value Fund acquired the assets of the AST Chartwell Large Cap Value Fund and AST Chartwell Small Cap Value Fund. The operations of the Advisors' Inner Circle Funds Chartwell Large Cap Value Fund and the Chartwell Small Cap Value Fund prior to the acquisition were those of the predecessor funds, AST Chartwell Large Cap Value Fund and AST Chartwell Small Cap Value Fund. See Note 1 in Notes to the Financial Statements.
  *** Annualized.
    + Not Annualized.
  (1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund's shares. Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL SMALL CAP VALUE FUND                   THE ADVISORS' INNER CIRCLE FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  ADVISOR CLASS
                              --------------------------------------------------
                                DECEMBER 7,       SEPTEMBER 1,         MARCH 1,
                                  2002 TO            2002 TO          2002++ TO
                              APRIL 30, 2003       DECEMBER 6,       AUGUST 31,
                                (UNAUDITED)           2002*             2002
                              --------------     -------------       ----------
Net Asset Value,
   Beginning of Period .........  $12.70             $12.98           $14.83
                                  ------             ------           ------
Income from
   Investment Operations:
     Net Investment Income .....    0.01               0.01            (0.01)
     Net Realized and Unrealized
       Loss on Investments .....   (0.42)             (0.29)           (1.84)
                                  ------             ------           ------
Total from Investment Operations   (0.41)             (0.28)           (1.85)
                                  ------             ------           ------
Less Distributions:
     Net Investment Income .....   (0.04)                --               --
     Net Realized Gain .........   (0.24)                --               --
                                  ------             ------           ------
Total Distributions ............   (0.28)                --               --
                                  ------             ------           ------
Net Asset Value, End of Period .  $12.01             $12.70           $12.98
                                  ======             ======           ======
TOTAL RETURN+(1) ...............   (3.29)%            (2.16)%         (12.47)%
                                  ======             ======           ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .................  $  108               $113             $100
Ratio of Expenses to
   Average Net Assets:
   Before Expense Reimbursement     1.97%**            2.43%**          2.40%**
   After Expense Reimbursement .    1.35%**            1.35%**          1.35%**
Ratio of Net Investment
   Income to Average Net Assets:
   After Expense Reimbursement .    0.25%**            0.33%**         (0.14)%**
Portfolio Turnover Rate ........   36.79%             18.39%           52.09%

   ++ Commencement of operations for Advisor Class.
    * On December 6, 2002, the Advisors' Inner Circle Fund Chartwell Large Cap Value Fund and the Chartwell Small Cap Value Fund acquired the assets of the AST Chartwell Large Cap Value Fund and AST Chartwell Small Cap Value Fund. The operations of the Advisors' Inner Circle Funds Chartwell Large Cap Value Fund and the Chartwell Small Cap Value Fund prior to the acquisition were those of the predecessor funds, AST Chartwell Large Cap Value Fund and AST Chartwell Small Cap Value Fund. See Note 1 in Notes to the Financial Statements.
   ** Annualized.
    + Not Annualized.
  (1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund's shares. Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL SMALL CAP VALUE FUND                   THE ADVISORS' INNER CIRCLE FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           SELECTED PER SHARE DATA & RATIOS
                                                                             FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       INSTITUTIONAL CLASS
                                     -------------------------------------------------------------------------------------
                                       DECEMBER 7,      SEPTEMBER 1,            YEAR             YEAR          OCTOBER 1,
                                         2002 TO          2002 TO               ENDED           ENDED          1999* TO
                                     APRIL 30, 2003      DECEMBER 6,          AUGUST 31,      AUGUST 31,       AUGUST 31,
                                       (UNAUDITED)         2002**                2002           2001             2000
                                     --------------     ------------          ----------      ----------       -----------
Net Asset Value,
   Beginning of Period ...............   $ 12.71          $ 12.97              $ 14.51          $12.75           $10.00
                                         -------          -------              -------          ------           ------
Income from
   Investment Operations:
     Net Investment Income ...........      0.02             0.02                 0.04            0.07             0.05
     Net Realized and
       Unrealized Gain (Loss)
       on Investments ................     (0.43)           (0.28)               (0.93)           2.33             2.73
                                         -------          -------              -------          ------           ------
Total from Investment
   Operations ........................     (0.41)           (0.26)               (0.89)           2.40             2.78
                                         -------          -------              -------          ------           ------
Less Distributions:
     Net Investment
       Income ........................     (0.04)              --                (0.04)          (0.05)           (0.03)
     Net Realized Gain ...............     (0.24)              --                (0.61)          (0.59)             --
                                         -------          -------              -------          ------           ------
Total Distributions ..................     (0.28)              --                (0.65)          (0.64)           (0.03)
                                         -------          -------              -------          ------           ------
Net Asset Value, End of Period .......    $12.02          $ 12.71              $ 12.97          $14.51           $12.75
                                         =======          =======              =======          ======           ======
TOTAL RETURN(1) ......................     (3.27)%+         (2.00)%+             (6.40)%         19.20%           27.82%+
                                         =======          =======              =======          ======           ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .......................   $18,333          $16,120              $12,734          $6,307           $1,385
Ratio of Expenses to
   Average Net Assets:
   Before Expense
     Reimbursement ...................      1.72%***         2.18%***             2.19%           3.31%           15.23%***
   After Expense
     Reimbursement ...................      1.10%***         1.10%***             1.10%           1.10%            1.10%***
Ratio of Net Investment Income
   to Average Net Assets:
   After Expense Reimbursement .......      0.50%***         0.58%***             0.28%           0.62%            0.48%***
Portfolio Turnover Rate ..............     36.79%           18.39%               52.09%          68.13%           68.77%

    * Commencement of operations for Institutional Class.
   ** On December 6, 2002, the Advisors' Inner Circle Fund Chartwell Large Cap
      Value Fund and the Chartwell Small Cap Value Fund acquired the assets of the AST Chartwell Large Cap Value Fund and AST Chartwell Small Cap Value Fund. The operations of the Advisors' Inner Circle Funds Chartwell Large Cap Value Fund and the Chartwell Small Cap Value Fund prior to the acquisition were those of the predecessor funds, AST Chartwell Large Cap Value Fund and AST Chartwell Small Cap Value Fund. See Note 1 in Notes to the Financial Statements.
  *** Annualized.
    + Not Annualized.
  (1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund's shares. Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2003                                                       (Unaudited)

NOTE 1 - ORGANIZATION

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 funds. The financial statements herein are those of the Chartwell Large Cap Value Fund and the Chartwell Small Cap Value Fund (the "Funds"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

On November 25, 2002, the shareholders of the ASTChartwell Large Cap Value Fund and AST Chartwell Small Cap Value Fund (the "AST Portfolios") voted to approve a tax-free Reorganization of the ASTPortfolios through a transfer of all assets and liabilities to The Advisors' Inner Circle Funds Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund. The Reorganization took place after close of business December 6, 2002.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

     USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION: Investment securities of the Funds which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Securities that are quotes on a National Market system are valued at the official closing price. Money market securities and other debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2003                                                       (Unaudited)

     for which quotations are not readily available, of which there were none as of April 30, 2003, are valued at fair value, using methods determined in good faith by the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     CLASSES: Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net assets.

     EXPENSES: Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets compared to the aggregate daily net assets of the Trust.

     DISTRIBUTIONS TO SHAREHOLDERS: The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. Distributions from net investment income are declared and paid to shareholders quarterly for each of the Funds. Any net realized capital gains are distributed to shareholders at least annually.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

NOTE 4 - ADMINISTRATIVE, SHAREHOLDER SERVICING AND
         DISTRIBUTION AGREEMENTS

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee of 0.10% of aggregate average daily net assets of the first $250 million and 0.09% of aggregate average daily net assets in excess of $250 million, subject to a minimum of $180,000. For purposes of this calculation, the assets and fees paid include those of the Chartwell Dividend and Income Fund, Inc., a fund whose financials are presented separately.

Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2003                                                       (Unaudited)

The Trust and Distributor are parties to a Distribution Agreement. Under the distribution plan (the "Plan"), the Distributor may receive up to 0.25% of each Fund's average daily net assets attributable to Advisor Class shares as compensation for distribution and services pursuant to Rule 12b-1 of the 1940 Act. The Distributor will not receive any compensation for the distribution of Institutional Class shares of the Funds.

NOTE 5 - INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

Chartwell Investment Partners (the "Advisor") provides the Funds with investment management services under an Investment Advisory Agreement with the Trust. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Chartwell Large Cap Value Fund and 0.80% based upon the average daily net assets of the Chartwell Small Cap Value Fund. For the period ended April 30, 2003, the Chartwell Large Cap Value Fund and the Chartwell Small Cap Value Fund incurred $38,198 and $57,216, respectively, in Advisory Fees.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by each Fund and to pay each Fund's operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 0.75% of average net assets (the "expense cap") for the Chartwell Large Cap Value Fund - Institutional Class, 1.00% for the Chartwell Large Cap Value Fund - Advisor Class, 1.10% for the Chartwell Small Cap Value Fund - Institutional Class and 1.35% of average net assets (the "expense cap") for the Chartwell Small Cap Value Fund - Advisor Class. Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses. For the period ended April 30, 2003, the Advisor reduced its fees and/or reimbursed Fund expenses in the amount of $57,824 for the Chartwell Large Cap Value Fund and $43,862 for the Chartwell Small Cap Value Fund; no amounts were reimbursed to the Advisor. Cumulative expenses sub ject to recapture pursuant to the aforementioned conditions amounted to $386,201

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2003                                                       (Unaudited)

for the Chartwell Large Cap Value Fund and $382,853 for the Chartwell Small Cap Value Fund at April 30, 2003. Accumulative expenses subject to recapture for the Chartwell Large Cap Value Fund expire as follows:

                                  YEAR             AMOUNT
                                  ----            --------
                                  2005            $187,827
                                  2006             198,374

Accumulative expenses subject to recapture for the Chartwell Small Cap Value Fund expire as follows:

                                  YEAR             AMOUNT
                                  ----            --------
                                  2005            $201,173
                                  2006             181,680

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

NOTE 6 - INVESTMENT TRANSACTIONS

For the period ended April 30, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Large Cap Value Fund were $11,659,786 and $10,696,250, respectively. For the period ended April 30, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Small Cap Value Fund were $8,952,737 and $6,428,228, respectively.

NOTE 7 - FEDERAL TAX INFORMATION

It is the Funds' intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2003                                                       (Unaudited)


Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The cost of securities, net realized and unrealized gains and losses do not materially differ for financial statement and tax purposes.

As of April 30, 2003, the aggregate gross unrealized appreciation and depreciation for securities held by the Funds were as follows:

                                             CHARTWELL          CHARTWELL
                                             LARGE CAP          SMALL CAP
                                             VALUE FUND         VALUE FUND
                                          --------------       -------------

Gross unrealized appreciation ............   $ 1,004,838        $ 1,164,005
Gross unrealized depreciation ............      (746,716)          (932,481)
                                             -----------        -----------
Net unrealized appreciation ..............   $   258,122        $   231,524
                                             ===========        ===========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains.

Capital loss carryforward expiring as follows:

                                              CHARTWELL
                                              LARGE CAP
                                             VALUE FUND
                                             -----------
2009 .....................................   $  (102,289)
2010 .....................................    (1,100,234)
                                             -----------
                                             $(1,202,523)
                                             ===========

At August 31, 2002, the Chartwell Large Cap Value Fund had deferred capital losses occurring subsequent to October 31, 2001 of ($1,144,678). For tax purposes, such losses will be reflected in the year ending October 31, 2003.

                                      NOTES

ADVISOR
Chartwell Investment Partners
1235 Westlakes Drive
Suite 400
Berwyn, PA 19312
(610) 296-1400

DISTRIBUTOR
SEI Investments Distribution Company
One Freedom Valley Drive
Oaks, PA 19456

CUSTODIAN
Wachovia Bank, N.A.
123 Broad Street
Philadelphia, PA 19109

TRANSFER AGENT
Forum Shareholder Services, LLC
Two Portland Square
Portland, ME 04101

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5-6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                              SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03


By (Signature and Title)*               \s\ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.